DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)						1 Months Ended	4 Months Ended	9 Months Ended
	Jun. 06, 2021 USD ($)	Nov. 17, 2020 USD ($) $ / shares shares	Nov. 12, 2020 USD ($) $ / shares shares	Nov. 10, 2020 USD ($) $ / shares shares	Nov. 05, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash and Cash Equivalents, at Carrying Value							$ 13,422,000	$ 12,236,000	$ 26,728,000
ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares							23,156,000
Shares Issued, Price Per Share | $ / shares							$ 10.20
Proceeds from sale of Private Warrants							$ 10,837,400
Gross proceeds			$ 12,022,400
Transaction Costs							13,206,613
Underwriting fees							4,631,200
Deferred underwriting payable							8,104,600
Other offering costs							470,813
Cash and Cash Equivalents, at Carrying Value							603,615	15,158
Payments for investment of cash in Trust Account							$ 236,191,200
Condition for future business combination use of proceeds percentage							80
Condition for future business combination threshold Percentage Ownership							50
Condition for future business combination threshold Net Tangible Assets							$ 5,000,001
Redemption limit percentage without prior consent							15
Maximum Allowed Dissolution Expenses							$ 100,000
Advance from sponsor	$ 130,000					$ 13,217	$ 95,657
Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		1,156,000	1,156,000
Shares Issued, Price Per Share | $ / shares		$ 10.00	$ 10.00
Proceeds From Sale Of Units			$ 462,400
Sale of Private Placement Warrants (in shares) | shares							10,375,000
Price of warrant | $ / shares			$ 1.00		$ 1.06		$ 1.00
Proceeds from sale of Private Warrants							$ 10,375,000
Gross proceeds					$ 11,500,000
Investment Of Proceeds In Trust Account			$ 11,791,200
Aggregate Proceeds Held In The Trust Account		$ 236,191,200	236,191,200
Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares					$ 1.05
Gross proceeds					$ 12,200,000
Initial Public Offering | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares				22,000,000			22,000,000
Shares Issued, Price Per Share | $ / shares				$ 10.00			$ 10.00
Proceeds From Sale Of Units				$ 220,000,000
Minimum Net Tangible Assets Upon Consummation Of Business Combination								$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent								15.00%
Private Placement | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10.20
Payments for investment of cash in Trust Account				$ 224,400,000
Private Placement | Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares				10,375,000
Proceeds From Sale Of Units				$ 10,375,000
Sale of Private Placement Warrants (in shares) | shares				10,375,000
Proceeds from sale of Private Warrants				$ 10,375,000			$ 10,375,000
Private Placement | Public Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares							$ 1.00
Over-allotment | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		1,156,000
Shares Issued, Price Per Share | $ / shares		$ 10.00
Over-allotment | Private Placement Warrants | ROMAN DBDR TECH ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		462,400
Proceeds from sale of Private Warrants		$ 462,400	$ 12,022,400